UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September  30,  2012
                                                     ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

       /s/ Jeffrey H. Aronson         New York, NY             11/14/12
       ------------------------   -------------------------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               9
                                               -------------

Form 13F Information Table Entry Total:          31
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Form 13F Information Table Value Total:        $1,249,233
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                                                (thousands)

Note: The information provided herein with respect to warrants is based on (i) the number of warrant shares beneficially owned by the Reporting Manager as of September 30, 2012 and (ii) the price of such warrants as reported by Bloomberg as of September 30, 2012.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

     1          028-13860          Centerbridge Credit Partners
                                   General Partner, L.P.
     2          028-13859          Centerbridge Credit Partners
                                   Offshore General Partner, L.P.
     3          028-13862          Centerbridge Credit Advisors, L.L.C.
     4          028-13861          Centerbridge Partners Holdings, LLC
     5          028-13858          Jeffrey H. Aronson
     6          028-13857          Mark T. Gallogly
     7          028-14393          Centerbridge Special Credit
                                   Partners General Partner, L.P.
     8          028-14395          Centerbridge Special Credit
                                   Advisors, L.L.C.
     9          028-14392          Centerbridge Special GP
                                   Investors, L.L.C.

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
BANKUNITED INC               COM              06652K103  264,993 10,767,704 SH       DEFINED    4,5,6       10,767,704
CIT GROUP INC                COM NEW          125581801   90,915  2,308,085 SH       DEFINED    1,3,4,5,6    2,308,085
CIT GROUP INC                COM NEW          125581801  158,579  4,025,857 SH       DEFINED    2,3,4,5,6    4,025,857
CIT GROUP INC                COM NEW          125581801   98,990  2,513,079 SH       DEFINED    4,5,6,7,8,9  2,513,079
CIT GROUP INC                COM NEW          125581801    5,849    148,500 SH  CALL DEFINED    1,3,4,5,6            0
CIT GROUP INC                COM NEW          125581801   10,009    254,100 SH  CALL DEFINED    2,3,4,5,6            0
CIT GROUP INC                COM NEW          125581801    5,806    147,400 SH  CALL DEFINED    4,5,6,7,8,9          0
DELPHI AUTOMOTIVE PLC        SHS              G27823106   84,041  2,710,992 SH       DEFINED    1,3,4,5,6    2,710,992
DELPHI AUTOMOTIVE PLC        SHS              G27823106  146,561  4,727,783 SH       DEFINED    2,3,4,5,6    4,727,783
DELPHI AUTOMOTIVE PLC        SHS              G27823106   91,564  2,953,668 SH       DEFINED    4,5,6,7,8,9  2,953,668
GENERAL MTRS CO              COM              37045V100      354     15,549 SH       DEFINED    1,3,4,5,6       15,549
GENERAL MTRS CO              COM              37045V100      619     27,209 SH       DEFINED    2,3,4,5,6       27,209
GENERAL MTRS CO              COM              37045V100      379     16,672 SH       DEFINED    4,5,6,7,8,9     16,672
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    4,266    309,578 SH       DEFINED    1,3,4,5,6      309,578
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    7,462    541,533 SH       DEFINED    2,3,4,5,6      541,533
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    4,574    331,941 SH       DEFINED    4,5,6,7,8,9    331,941
ISTAR FINL INC               COM              45031U101    9,173  1,107,907 SH       DEFINED    1,3,4,5,6    1,107,907
ISTAR FINL INC               COM              45031U101   16,326  1,971,750 SH       DEFINED    2,3,4,5,6    1,971,750
ISTAR FINL INC               COM              45031U101    7,253    875,939 SH       DEFINED    4,5,6,7,8,9    875,939
PENN NATL GAMING INC         COM              707569109    1,919     44,514 SH       DEFINED    4,5,6           44,514
QUAD / GRAPHICS INC          COM CL A         747301109    1,182     69,673 SH       DEFINED    4,5,6           69,673
QUAD / GRAPHICS INC          COM CL A         747301109   10,404    613,446 SH       DEFINED    1,3,4,5,6      613,446
QUAD / GRAPHICS INC          COM CL A         747301109   17,250  1,017,105 SH       DEFINED    2,3,4,5,6    1,017,105
QUAD / GRAPHICS INC          COM CL A         747301109    9,851    580,848 SH       DEFINED    4,5,6,7,8,9    580,848
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   20,715    357,400 SH  CALL DEFINED    4,5,6                0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   22,836    394,000 SH  CALL DEFINED    1,3,4,5,6            0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   40,613    700,700 SH  CALL DEFINED    2,3,4,5,6            0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   23,062    397,900 SH  CALL DEFINED    4,5,6,7,8,9          0
VISTEON CORP                 COM NEW          92839U206   24,441    549,737 SH       DEFINED    1,3,4,5,6      549,737
VISTEON CORP                 COM NEW          92839U206   42,632    958,895 SH       DEFINED    2,3,4,5,6      958,895
VISTEON CORP                 COM NEW          92839U206   26,615    598,630 SH       DEFINED    4,5,6,7,8,9    598,630

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